TAXATION (Tables)	12 Months Ended
Mar. 31, 2026
Income taxes [Abstract]
Disclosure of detailed information about operating loss carryforwards	As at March 31, 2026, the Company has the following net operating loss carryforwards that are scheduled to expire in the following years:

As at	March 31, 2026
Years of expiry	Non-Canadian	Canadian
2027 - 2033	$9,062	$—
2034 - 2046	67,120	119,626
2047 - 2056	1,185	—
No expiry	350,411	—
	$427,778	$119,626

As at	March 31, 2025
Years of expiry	Non-Canadian	Canadian
2026 - 2032	$9,175	$—
2033 - 2045	26,350	9,204
No expiry	187,917	—
	$223,442	$9,204

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates	These differences result from the following items:

Years ended	Note	March 31 2026	March 31 2025
Income (loss) before income taxes and non-controlling interest		$99,201	$(82,938)
Combined Canadian basic federal and provincial income tax rate		26.50%	26.50%
Income tax expense based on combined Canadian basic federal and provincial income tax rate		$26,288	$(21,979)

Increase (decrease) in income taxes resulting from:
Adjustments in respect of current income tax of previous periods		(2,864)	3,309
Non-taxable items net of non-deductible items		(4,789)	(3,848)
Change in unrecognized assets		5,302	(31,343)
Income taxed at different rates and statutory rate changes		4,739	(462)
Manufacturing and processing allowance and all other items		(1,208)	(637)
At the effective income tax rate of 28% (March 31, 2025 – 66.3%)		$27,468	$(54,960)

Income tax expense (recovery) reported in the consolidated statements of income (loss):
Current tax expense		$64,990	$29,586
Deferred tax recovery		(37,522)	(84,546)
		$27,468	$(54,960)

Deferred tax related to items charged or credited directly to equity and goodwill:
Gain (loss) on revaluation of cash flow hedges		$(4,200)	$6,524
Opening deferred tax of acquired company	5	—	(15,160)
Other items recognized through equity		(391)	347
Income tax charged directly to equity and goodwill		$(4,591)	$(8,289)

Disclosure of temporary difference, unused tax losses and unused tax credits	Deferred income tax assets and liabilities are comprised of the following:

As at	March 31 2026	March 31 2025
Accounting income not currently taxable	$(21,446)	$42,267
Intangible assets	(127,021)	(138,615)
Investment tax credits taxable in future years when utilized	(6,092)	(4,781)
Loss available for offset against future taxable income	82,688	14,222
Interest limitation	80,433	58,397
Property, plant and equipment	22,699	21,197
Other	3,546	10,762
Net deferred income tax asset	$34,807	$3,449

Presented as:	March 31 2026	March 31 2025
Deferred income tax assets	$115,269	$104,022
Deferred income tax liabilities	(80,462)	(100,573)
Net deferred income tax asset	$34,807	$3,449
Deferred income tax assets have not been recognized in respect of the following item:

As at	March 31 2026	March 31 2025
Losses and other assets available for offset against future taxable income	$38,283	$51,070
The investment tax credits are scheduled to expire as follows:

Years of expiry	Gross ITC balance
2027 - 2031	$7,561
2032 - 2037	2,831
2038 - 2046	29,763
$40,155